Balance Sheet Components - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense incurred	$ 185,000	$ 150,000	$ 818,000	$ 433,000	$ 264,000
Product formula purchase price			2,000,000
Product formula purchase consideration, annual payment				150,000
Product formula intangible asset	1,212,000		1,212,000	189,000
Estimated useful life of product formula intangible asset				20 years
Amortization expense	15,000	2,000	27,000	9,000
Future Amortization Expense 2013	60,000		60,000
Future Amortization Expense 2014	60,000		60,000
Future Amortization Expense 2015	60,000		60,000
Future Amortization Expense 2016	60,000		60,000
Future Amortization Expense 2017	60,000		60,000
Future Amortization Expense 2013	45,000
Amortization expense after 2018	816,000
Trade Secrets [Member]
Property, Plant and Equipment [Line Items]
Product formula intangible asset				$ 1,000,000